CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)			12 Months Ended
	Jan. 25, 2021	Jan. 06, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2013	Oct. 29, 2021
IfrsStatementLineItems [Line Items]
Principal amount						$ 250,000
Issued an aggregate	$ 833,409
Fair value per share	$ 0.55
Accrued interest	$ 100,000
Recognized loss			$ 250,023
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture financing, Amount		$ 250,000
Maturity date		Jan. 06, 2016
Convertible debentures, Amount		$ 222,006
Equity portion of convertible debenture		$ 27,994
Interest expense			30,000	$ 30,000
Convertible note			250,000
Accrued interest			239,589	209,589
Convertible Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture financing, Amount					$ 975,000
Conversion price		$ 1.50
Convertible debentures, Amount					913,072
Equity portion of convertible debenture					$ 61,928
Interest expense			$ 0	$ 0